Goodwill and Intangible Assets, Net (Tables)	6 Months Ended
Jun. 30, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Goodwill and Intangible Assets, Net

Goodwill and intangible assets, net consists of the following:

	As of June 30, 2018	As of December 31, 2017
Goodwill (1)	36,108	38,733
Intangible assets with indefinite lives Brands and domains	13,882	13,882
Amortizable Intangible assets Internal-use software and site internally developed	48,397	47,980

Total intangible assets	62,279	61,862

Accumulated amortization (2)	(25,018)	(26,438)

Total intangible assets, net	$37,261	$35,424

(1)	Following is the breakdown of Goodwill per reporting unit as of June 30, 2018 and as of December 31, 2017:

	Balance of beginning of period	Other comprehensive Income / (Loss)	Balance at end of period
June 30, 2018
Argentina	1,866	(664)	1,202
Brazil	12,766	(1,871)	10,895
Mexico	7,262	(90)	7,172
Uruguay	16,839	—	16,839

Total	38,733	(2,625)	36,108
December 31, 2017
Argentina	2,187	(321)	1,866
Brazil	12,959	(193)	12,766
Mexico	6,909	353	7,262
Uruguay	16,839	—	16,839

Total	38,894	(161)	38,733

Goodwill is fully attributable to the Air operating segment.

(2)

Total amortization expense for intangible assets with definite lives for the six-month period ended June 30, 2018 is $ 4,246 and for the year ended December 31, 2017 is $ 8,751, respectively. The estimated future amortization expense related to intangible assets with definite lives as of June 30, 2018, assuming no subsequent impairment of the underlying assets, is as follows:

Remaining 2018	3,425
2019	6,850
2020	6,850
2021	3,739
2022 and beyond	2,515

Total	23,379